Stock-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Shares
Outstanding at beginning of year (in shares)	271,194
Granted (in shares)	332,250	8,000
Exercised (in shares)	(4,472)	(12,968)
Forfeited or expired (in shares)	0
Outstanding at end of year (in shares)	598,972	271,194
Exercisable at end of year (in shares)	150,546,000
Weighted Average Exercise Price
Outstanding at beginning of year (in usd per share)	$ 6.55
Granted (in usd per share)	$ 11.50
Exercised (in usd per share)	$ 6.44
Forfeited or expired (in usd per share)	$ 0.00
Outstanding at end of year (in usd per share)	$ 9.30	$ 6.55
Exercisable at end of period (in usd per share)	$ 6.48
Additional Disclosures
Outstanding, Weighted Average Remaining Contractual Term	8 years 5 months	7 years 9 months
Granted, Weighted Average Remaining Contractual Term	9 years 9 months
Exercisable at end of period, Weighted Average Remaining Contractual Term	6 years 9 months
Outstanding, Aggregate Intrinsic Value, beginning balance	$ 1,239
Outstanding, Aggregate Intrinsic Value, Ending balance	1,911	1,239
Exercisable at end of period, Aggregate Intrinsic Value	$ 904
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate	1.88%	2.32%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	7 years 6 months
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate	19.03%	19.24%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	1.39%	1.57%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 2.28	$ 2.09